Operating Segments	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Operating Segments

Note 4:- Operating Segments

a.	General:

The company has two operating segments, as follows:

Proprietary Products	Manufacturing, sales and distribution of plasma-derived protein therapeutics.
Distribution	Distribute imported drug products in Israel, which are manufactured by third parties.

b.	Reporting on operating segments:

	Six months period ended June 30, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$78,453	$10,319	$88,772
Gross profit	$37,873	$1,805	$39,678
Unallocated corporate expenses			(24,812)
Finance expenses, net			(2,500)
Income before taxes on income			$12,366

	Six months period ended June 30, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$72,904	$7,304	$80,208
Gross profit	$34,566	$1,136	$35,702
Unallocated corporate expenses			(26,023)
Finance expenses, net			(2,751)
Income before taxes on income			$6,928

	Three months period ended June 30, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$38,436	$6,318	$44,754
Gross profit	$17,594	$1,335	$18,929
Unallocated corporate expenses			(11,858)
Finance expenses, net			(1,318)
Income before taxes on income			$5,753

	Three months period ended June 30, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$39,146	$3,326	$42,472
Gross profit	$18,428	$523	$18,951
Unallocated corporate expenses			(13,311)
Finance expenses, net			(1,151)
Income before taxes on income			$4,489
	Year Ended December 31, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Revenues	$141,447	$19,506	$160,953
Gross profit	$67,739	$2,228	$69,967
Unallocated corporate expenses			(49,916)
Finance expenses, net			(6,717)
Income before taxes on income			$13,334

c.	Reporting on operating segments by geographic region:

	Six months period ended June 30, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$55,494	$-	$55,493
Israel	3,036	10,319	13,355
Latin America	9,880		9,880
Canada	5,595		5,595
Europe	2,453	-	2,453
Asia	1,972	-	1,972
Others	23		23
	$78,453	$10,319	$88,772

	Six months period ended June 30, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$55,169	$-	$55,169
Israel	3,557	7,304	10,861
Canada	5,765		5,765
Europe	1,678	-	1,678
Latin America	5,235	-	5,235
Asia	1,500	-	1,500
Others	-	-	-
	$72,904	$7,304	$80,208
	Three months period ended June 30, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$25,336	$-	$25,336
Israel	1,683	6,318	8,001
Canada	2,559		2,559
Europe	2,384	-	2,384
Latin America	5,269	-	5,269
Asia	1,182	-	1,182
Others	23	-	23
	$38,436	$6,318	$44,754

	Three months period ended June 30, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$29,320	$-	$29,320
Israel	1,725	3,326	5,051
Canada	2,484		2,484
Europe	1432	-	1,432
Latin America	4,119	-	4,119
Asia	66	-	66
Others		-
	$39,146	$3,326	$42,472

	Year ended December 31, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Geographical markets
U.S.A	$100,504	$-	$100,504
Israel	5,506	19,506	25,012
Canada	18,606	-	18,606
Europe	9,457	-	9,457
Latin America	4,936	-	4,936
Asia	2,376	-	2,376
Others	62	-	62
	$141,447	$19,506	$160,953